Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2024 Pay Versus Performance Table

The following section was prepared in accordance with Item 402(v) of the SEC’s Regulation S-K.

The following table provides additional compensation information for the past five fiscal years for our Chief Executive Officer (“CEO”) and our non-CEO Named Executive Officers (“Other NEOs”), as well as total shareholder return, net income and funds from operations (“FFO”) performance results for our fiscal years ending in 2024, 2023, 2022, 2021 and 2020:

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for non-CEO NEOs(1)	Average Compensation Actually Paid to non-CEO NEOs(1)(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)	Net Income (in thousands)	Funds From Operations (in thousands)(4)
2024	$262,399	$248,878	$124,354	$120,086	$41.75	$135.35	$19,234	$47,873
2023	$247,538	$210,894	$116,960	$100,425	$45.06	$101.37	$15,400	$44,570
2022	$234,570	$159,037	$83,175	$47,355	$46.72	$84.92	$21,102	$48,843
2021	$235,734	$206,348	$122,118	$106,895	$55.06	$106.37	$109,166	$50,879
2020	$311,893	$(26,489)	$161,571	$(13,723)	$56.92	$87.67	$19,477	$46,230

(1)
Named executive officers included in the above compensation columns reflect the following:

Year	CEO	Non-CEO NEOs
2024	Alan B. Miller	Boyle, Ramagano, Peterson
2023	Alan B. Miller	Boyle, Ramagano, Peterson
2022	Alan B. Miller	Boyle, Ramagano, Fowler, Peterson
2021	Alan B. Miller	Boyle, Ramagano, Fowler
2020	Alan B. Miller	Boyle, Ramagano, Fowler

(2)
SEC rules require certain adjustment be made to the Summary Compensation Table (“SCT”) totals to determine “Compensation Actually Paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as the total compensation from the SCT, adjusted to include, among other things, the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). No adjustment is made for dividends or other earnings, since dividends are factored into the fair value of the award. No equity awards of the named executives were granted and vest in the same year for 2024, 2023, 2022, 2021 and 2020. The following details these adjustments:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Unvested Prior Awards (ii)	Change in Value of Vested Awards (iii)	Change in Value of Awards that Failed to Meet Vesting Conditions (iv)	Total Equity CAP (c) = (i) + (ii) + (iii) + (iv)	CAP (d) = (a) - (b) + (c)
2024	CEO	$262,399	$232,614	$239,701	$(14,389)	$(6,218)	$—	$219,093	$248,878
2024	Non-CEO NEOs	$124,354	$109,978	$113,329	$(6,806)	$(813)	$—	$105,710	$120,086
2023	CEO	$247,538	$223,590	$209,454	$(15,280)	$(7,228)	$—	$186,946	$210,894
2023	Non-CEO NEOs	$116,960	$105,751	$99,065	$(7,053)	$(2,797)	$—	$89,216	$100,425
2022	CEO	$234,570	$215,023	$203,998	$(33,565)	$(30,942)	$—	$139,490	$159,037
2022	Non-CEO NEOs	$83,175	$76,250	$73,077	$(11,390)	$(12,022)	$(9,236)	$40,429	$47,355
2021	CEO	$235,734	$218,654	$187,804	$(12,429)	$13,893	$—	$189,268	$206,348
2021	Non-CEO NEOs	$122,118	$113,270	$97,289	$(6,439)	$7,197	$—	$98,047	$106,895
2020	CEO	$311,893	$295,057	$202,352	$(159,744)	$(85,934)	$—	$(43,325)	$(26,489)
2020	Non-CEO NEOs	$161,571	$152,849	$104,825	$(82,753)	$(44,517)	$—	$(22,444)	$(13,723)

(3)
Total Shareholder Return (“TSR”) is determined based upon the value of an initial fixed investment of $100. The TSR peer group consists of the industry line peer group reflected in our 2024 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. The companies in the peer group are as follows: Healthcare Realty Trust, Inc., Healthpeak Properties, Inc., LTC Properties, Inc., National Health Investors, Inc., Omega
Healthcare Investors, Inc. and Welltower, Inc. Each year reflects the cumulative total return assuming $100 invested on December 31, 2019 in our common stock and in the our peer group, including subsequent reinvestment of dividends.
(4)
Funds from operations (“FFO”) is a widely recognized measure of performance for Real Estate Investment Trusts (“REITs”). FFO is a non-GAAP financial measure which may be helpful to our investors as a measure of our operating performance. We compute FFO in accordance with standards established by the National Association of Real Estate Investment Trusts (“NAREIT”). Below is a reconciliation of our reported net income to FFO for 2024, 2023, 2022, 2021 and 2020 (in thousands):

	(in thousands)
	2024	2023	2022	2021	2020
Net Income	$19,234	$15,400	$21,102	$109,166	$19,447
Depreciation and amortization expense on consolidated investments	27,421	27,733	26,557	27,478	25,581
Depreciation and amortization expense on unconsolidated affiliates	1,218	1,205	1,184	1,549	1,202
Loss/(gain) on divestitures of real estate assets	—	232	—	(87,314)	—
Funds from operations	$47,873	$44,570	$48,843	$50,879	$46,230

Company Selected Measure Name	Funds from operations (“FFO”)
Named Executive Officers, Footnote
(1)
Named executive officers included in the above compensation columns reflect the following:

Year	CEO	Non-CEO NEOs
2024	Alan B. Miller	Boyle, Ramagano, Peterson
2023	Alan B. Miller	Boyle, Ramagano, Peterson
2022	Alan B. Miller	Boyle, Ramagano, Fowler, Peterson
2021	Alan B. Miller	Boyle, Ramagano, Fowler
2020	Alan B. Miller	Boyle, Ramagano, Fowler

Peer Group Issuers, Footnote
(3)
Total Shareholder Return (“TSR”) is determined based upon the value of an initial fixed investment of $100. The TSR peer group consists of the industry line peer group reflected in our 2024 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. The companies in the peer group are as follows: Healthcare Realty Trust, Inc., Healthpeak Properties, Inc., LTC Properties, Inc., National Health Investors, Inc., Omega
	Healthcare Investors, Inc. and Welltower, Inc. Each year reflects the cumulative total return assuming $100 invested on December 31, 2019 in our common stock and in the our peer group, including subsequent reinvestment of dividends.
PEO Total Compensation Amount	$ 262,399	$ 247,538	$ 234,570	$ 235,734	$ 311,893
PEO Actually Paid Compensation Amount	248,878	210,894	159,037	206,348	(26,489)
Non-PEO NEO Average Total Compensation Amount	124,354	116,960	83,175	122,118	161,571
Non-PEO NEO Average Compensation Actually Paid Amount	$ 120,086	100,425	47,355	106,895	(13,723)
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustment be made to the Summary Compensation Table (“SCT”) totals to determine “Compensation Actually Paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as the total compensation from the SCT, adjusted to include, among other things, the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). No adjustment is made for dividends or other earnings, since dividends are factored into the fair value of the award. No equity awards of the named executives were granted and vest in the same year for 2024, 2023, 2022, 2021 and 2020. The following details these adjustments:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Unvested Prior Awards (ii)	Change in Value of Vested Awards (iii)	Change in Value of Awards that Failed to Meet Vesting Conditions (iv)	Total Equity CAP (c) = (i) + (ii) + (iii) + (iv)	CAP (d) = (a) - (b) + (c)
2024	CEO	$262,399	$232,614	$239,701	$(14,389)	$(6,218)	$—	$219,093	$248,878
2024	Non-CEO NEOs	$124,354	$109,978	$113,329	$(6,806)	$(813)	$—	$105,710	$120,086
2023	CEO	$247,538	$223,590	$209,454	$(15,280)	$(7,228)	$—	$186,946	$210,894
2023	Non-CEO NEOs	$116,960	$105,751	$99,065	$(7,053)	$(2,797)	$—	$89,216	$100,425
2022	CEO	$234,570	$215,023	$203,998	$(33,565)	$(30,942)	$—	$139,490	$159,037
2022	Non-CEO NEOs	$83,175	$76,250	$73,077	$(11,390)	$(12,022)	$(9,236)	$40,429	$47,355
2021	CEO	$235,734	$218,654	$187,804	$(12,429)	$13,893	$—	$189,268	$206,348
2021	Non-CEO NEOs	$122,118	$113,270	$97,289	$(6,439)	$7,197	$—	$98,047	$106,895
2020	CEO	$311,893	$295,057	$202,352	$(159,744)	$(85,934)	$—	$(43,325)	$(26,489)
2020	Non-CEO NEOs	$161,571	$152,849	$104,825	$(82,753)	$(44,517)	$—	$(22,444)	$(13,723)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Measures that were most important to the last fiscal year

The following performance measures reflect our most important financial measures in effect for 2024, as further described and defined in the Compensation Discussion and Analysis:

•
Three-year average Total Shareholder Return for 2021 through 2023
•
Funds from operations
•
Adjusted net income

Total Shareholder Return Amount	$ 41.75	45.06	46.72	55.06	56.92
Peer Group Total Shareholder Return Amount	135.35	101.37	84.92	106.37	87.67
Net Income (Loss)	$ 19,234,000	$ 15,400,000	$ 21,102,000	$ 109,166,000	$ 19,477,000
Company Selected Measure Amount	47,873,000	44,570,000	48,843,000	50,879,000	46,230,000
PEO Name	Alan B. Miller
Measure:: 1
Pay vs Performance Disclosure
Name	Three-year average Total Shareholder Return for 2021 through 2023
Measure:: 2
Pay vs Performance Disclosure
Name	Funds from operations
Non-GAAP Measure Description	Funds from operations (“FFO”) is a widely recognized measure of performance for Real Estate Investment Trusts (“REITs”). FFO is a non-GAAP financial measure which may be helpful to our investors as a measure of our operating performance. We compute FFO in accordance with standards established by the National Association of Real Estate Investment Trusts (“NAREIT”). Below is a reconciliation of our reported net income to FFO for 2024, 2023, 2022, 2021 and 2020 (in thousands):
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted net income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (232,614)	$ (223,590)	$ (215,023)	$ (218,654)	$ (295,057)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	219,093	186,946	139,490	189,268	(43,325)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	239,701	209,454	203,998	187,804	202,352
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,389)	(15,280)	(33,565)	(12,429)	(159,744)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,218)	(7,228)	(30,942)	13,893	(85,934)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(109,978)	(105,751)	(76,250)	(113,270)	(152,849)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,710	89,216	40,429	98,047	(22,444)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,329	99,065	73,077	97,289	104,825
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,806)	(7,053)	(11,390)	(6,439)	(82,753)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(813)	(2,797)	(12,022)	7,197	(44,517)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (9,236)	$ 0	$ 0